Inventories Related to Real Estate Business	12 Months Ended
Dec. 31, 2025
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Inventories Related to Real Estate Business
12.	INVENTORIES RELATED TO REAL ESTATE BUSINESS

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Land and buildings held for sale	$647,039	$786,442	$25,070
Construction in progress	3,219,955	2,923,575	93,196

	$3,866,994	$3,710,017	$118,266

As of December 31, 2024 and 2025, inventories related to real estate business of NT$3,220,603 thousand and NT$3,212,328 thousand (US$102,401 thousand), respectively, are expected to be realized longer than
12
months.
Construction in progress is mainly located on Lidu Road in Kun Shan, China. Refer to Note 36 for the carrying amount of inventories related to real estate business that had been pledged by the Group to secure bank borrowings.